Related Party Balances and Transactions - Schedule of Accounts Receivable from a Related Party (Details)	6 Months Ended
	Jun. 30, 2025 CNY (¥)	Jun. 30, 2025 USD ($)	Dec. 31, 2024 CNY (¥)
Related Party Transaction [Line Items]
Other payable to shareholders	¥ 6,937,500	$ 969,114	¥ 6,937,500
Xi’an Renrui Hydroacoustic Technology Engineering Co., Ltd (“Renrui”)
Related Party Transaction [Line Items]
Nature	International trading
Accounts receivable from related parties			173,382
The other logistics service customers [Member]
Related Party Transaction [Line Items]
Nature	Logistic services
Accounts receivable from related parties	¥ 451,609	63,086	76,543
Related Party [Member]
Related Party Transaction [Line Items]
Accounts receivable from related parties	451,609	63,086	249,925
Prepaid expenses from related parties			6,696,004
Other receivable from related parties	11,418,978	1,595,141	20,273,420
Loans receivable from related parties	935,906	130,739
Accounts payable to related parties	11,730,867	1,638,710	242,734
Loan payable to a related part	40,000	5,588	2,233,700
Other payable to related parties	627,993	87,726	789,560
Loans payable to shareholders			8,655,800
Winpass Logistics (HK) Co., Limited (“Winpass”) [Member]
Related Party Transaction [Line Items]
Nature	Logistic services
Prepaid expenses from related parties			3,227,663
Cargo Link Logistics HK Company Limited (“Cargo Link”) [Member]
Related Party Transaction [Line Items]
Nature	Logistic services
Prepaid expenses from related parties			3,468,341
Winpass Logistics (HK) Co., Limited (“Winpass”) [Member]
Related Party Transaction [Line Items]
Nature	Deposit and prepayment for logistic services
Other receivable from related parties	¥ 60,097	8,395	8,725,488
Cargo Link Logistics HK Company Limited (“Cargo Link”) One [Member]
Related Party Transaction [Line Items]
Nature	Deposit for logistic services
Other receivable from related parties	¥ 11,358,881	1,586,746	11,547,932
HYTX Warehouse No. 3 LLC (“ No. 3 LLC) [Member]
Related Party Transaction [Line Items]
Nature	Loan
Loans receivable from related parties	¥ 235,236	32,861
HYTX Warehouse No. 10 LLC (“ No. 10 LLC) [Member]
Related Party Transaction [Line Items]
Nature	Loan
Loans receivable from related parties	¥ 700,670	97,878
Winpass Logistics (HK) Co., Limited [Member]
Related Party Transaction [Line Items]
Nature	Logistic services
Accounts payable to related parties	¥ 204,988	28,635
Cargo Link Logistics HK Company Limited [Member]
Related Party Transaction [Line Items]
Nature	Logistic services
Accounts payable to related parties	¥ 11,431,039	1,596,826	86,129
The other logistics service providers [Member]
Related Party Transaction [Line Items]
Nature	Logistic services
Accounts payable to related parties	¥ 94,840	13,249	156,605
Xi’an Renrui Hydroacoustic Technology Engineering Co., Ltd (“Renrui”) [Member]
Related Party Transaction [Line Items]
Nature	Loan
Loan payable to a related part			1,500,000
Key management and their immediate family members [Member]
Related Party Transaction [Line Items]
Nature	Loan
Loan payable to a related part	¥ 40,000	5,588	733,700
Cargo Link Logistics HK Company Limited (“Cargo Link”) [Member]
Related Party Transaction [Line Items]
Nature	Payment for logistics service (a)
Other payable to related parties	¥ 627,993	87,726	624,125
The other logistics service providers [Member]
Related Party Transaction [Line Items]
Nature	Payment for logistics service / Interest payable
Other payable to related parties			165,435
Huang Jianhong [Member]
Related Party Transaction [Line Items]
Nature	Loan
Loans payable to shareholders			658,000
Jia Xiaohua [Member]
Related Party Transaction [Line Items]
Nature	Loan
Loans payable to shareholders			1,000,000
Wang Qing [Member]
Related Party Transaction [Line Items]
Nature	Loan
Loans payable to shareholders			300,000
Yi Yu [Member]
Related Party Transaction [Line Items]
Nature	Loan
Loans payable to shareholders			5,697,800
Peng ZhongLiang [Member]
Related Party Transaction [Line Items]
Nature	Loan
Loans payable to shareholders			1,000,000
Xiaogang Geng [Member]
Related Party Transaction [Line Items]
Nature	Dividend
Other payable to shareholders	¥ 6,225,000	869,583	6,225,000
Xiaohua Jia [Member]
Related Party Transaction [Line Items]
Nature	Dividend
Other payable to shareholders	¥ 712,500	$ 99,531	¥ 712,500